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                      MERRILL LYNCH LIFE INSURANCE COMPANY
             MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A

                     ML LIFE INSURANCE COMPANY OF NEW YORK
               ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A

                         SUPPLEMENT DATED JUNE 15, 2007
                                     TO THE
                                PROSPECTUSES FOR
                    MERRILL LYNCH INVESTOR CHOICE ANNUITY(SM)
                               (INVESTOR SERIES)
                              (DATED MAY 1, 2007)

This supplement updates the Prospectuses for Merrill Lynch Investor Choice Annuity(SM) (Investor Series) (the "Contract") issued by Merrill Lynch Life Insurance Company ("MLLIC") and ML Life Insurance Company of New York ("MLNY"). Please retain this supplement with your Prospectus for your reference.

IF YOUR CONTRACT IS ISSUED BY MLLIC:

In the section of your Prospectus entitled "Guaranteed Minimum Withdrawal Benefit--Change of Owner/Annuitant" please replace (1) with the following disclosure:

        "(1) a spouse of a current owner is added as co-owner and is at least 60 years old and not older than 80 years old on the date of the change; or"

IF YOUR CONTACT IS ISSUED BY MLNY:

In the section of your Prospectus entitled "Guaranteed Minimum Withdrawal Benefit--Change of Owner" please change the title of the section to "Guaranteed Minimum Withdrawal Benefit--Change of Owner/Annuitant" and replace (1) with the following disclosure:

        "(1) a spouse of a current owner is added as co-owner and is at least 60 years old and not older than 80 years old on the date of the change; or"

                                   *             *             *

If you have any questions, please contact your Financial Advisor, or call the Service Center at (800) 535-5549 for Contracts issued by Merrill Lynch Life Insurance Company or (800) 333-6524 for Contracts issued by ML Life Insurance Company of New York, or write the Service Center at P.O. Box 44222, Jacksonville, Florida 32231-4222.